Environmental Protection Agency (“EPA”) Settlement Agreement and Water Treatment Liabilities	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Environmental Remediation Obligations [Abstract]
Environmental Protection Agency (“EPA”) Settlement Agreement and Water Treatment Liabilities

8. Environmental Protection Agency and Water Treatment Liabilities (“EPA”)

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, U.S. Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectiveness of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities were to be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement includes a commitment by the Company to secure financial assurance for the principle outstanding in the form of performance bonds or letters of credit deemed acceptable to the EPA. The financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

In December 2024, the Company made the second payment under the 2021 Amended Settlement Agreement in the amount of $3,000,000. As a result, the remainder of the payment obligation is $14,000,000. As of March 31, 2025 (unchanged from December 31, 2024), the Company had two payment bonds of $9,999,000 and $4,001,000, in place to secure this liability. As of March 31, 2025, the collateral for the payment bonds are comprised of a $2,975,000 letter of credits and land pledged by third parties, with whom the Company has entered into a financing cooperation agreement (the “Cooperation Agreement”) that contemplates a monthly fee of $20,000 (payable in cash or common stock of the Company, at the Company’s election). As of December 31, 2024, the collateral for the payment bonds was comprised of two letters of credit totaling $4,475,000 in aggregate, as well as land pledged by third parties with whom the company has entered into a financing cooperation agreement that contemplates a monthly fee of $20,000 (payable in cash or common shares of the Company, at the Company’s election). The letters of credit are secured by cash deposits under an agreement with a commercial bank, which comprise the $2,975,000 of restricted cash shown within current assets as of March 31, 2025, and $4,475,000 December 31, 2024.

The Company recorded accretion expense on the liability of $408,013 for the three months ended March 31, 2025 ($452,807 for the three months ended March 31, 2024), bringing the net liability to $8,957,242 (inclusive of interest payable of $156,743).

Water Treatment Charges – Idaho Department of Environmental Quality (“IDEQ”)

Separate to the cost recovery liability outlined above, the Company is responsible for the payment of ongoing water treatment charges. Water treatment charges incurred through December 31, 2021, were payable to the EPA, and charges thereafter are payable to the Idaho Department of Environmental Quality (“IDEQ”) following a handover of responsibilities for the Central Treatment Plant from the EPA to the IDEQ as of that date.

The Company currently makes monthly payments of $100,000 to the IDEQ as instalments toward the cost of treating water at the Central Treatment Plant. Upon receipt of an invoice from the IDEQ for actual costs incurred, a reconciliation is performed relative to payments made, with an additional payment made or refund received as applicable. The Company accrues $100,000 per month based on its estimate of the monthly cost of water treatment. As of March 31, 2025, a prepaid expense of $nil (December 31, 2024: $100,000) represented the difference between the estimated cost of water treatment and net payments made by the Company to the IDEQ to date. This balance has been recognized on the condensed interim consolidated balance sheets as accounts receivable and prepaid expenses.

8. Environmental Protection Agency (“EPA”) Settlement Agreement and Water Treatment Liabilities

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, U.S. Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectiveness of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities were to be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement includes a commitment by the Company to secure financial assurance for the principle outstanding in the form of performance bonds or letters of credit deemed acceptable to the EPA. The financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

In December 2024, the Company made the second payment under the 2021 Amended Settlement Agreement in the amount of $3,000,000. As a result, the remainder of the payment obligation is $14,000,000. As of December 31, 2024 and June 30, 2025, the Company had two payment bonds of $9,999,000 and $4,001,000, in place to secure the EPA liability. As of June 30, 2025, the collateral for the payment bonds is comprised of a $2,975,000 letter of credits and a land pledged by third parties, with whom the Company has entered into a financing cooperation agreement (the “Cooperation Agreement”) that contemplates a monthly fee of $20,000 (payable in cash or common stock of the Company, at the Company’s election). As of December 31, 2024, the collateral for the payment bonds was comprised of two letters of credit totaling $4,475,000 in aggregate, as well as land pledged by third parties with whom the company has entered into a financing cooperation agreement (“Cooperation Agreement”) that contemplates a monthly fee of $20,000 (payable in cash or common shares of the Company, at the Company’s election). The letters of credit are secured by cash deposits under an agreement with a commercial bank, which comprise the $2,975,000 of restricted cash shown within current assets as of June 30, 2025, and $4,475,000 December 31, 2024.

The Company recorded accretion expense on the liability of $427,849 and $835,862 for the three and six months ended June 30, 2025, respectively, bringing the net liability to $9,385,091 (previously accrued interest of $156,743) as of June 30, 2025. The Company recorded accretion expense on the liability of $479,854 and $932,661 for the three and six months ended June 30, 2024, respectively.

Water Treatment Charges – Idaho Department of Environmental Quality (“IDEQ”)

Separate to the cost recovery liability under the EPA Settlement Agreement obligations above, the Company has agreed to pay ongoing water treatment charges. Water treatment charges incurred through December 31, 2021 were payable to the EPA, and charges thereafter became payable to the Idaho Department of Environmental Quality (“IDEQ”) following a change in management for the Central Treatment Plant (“CTP”) from the EPA to the IDEQ as of that date.

The Company is currently charged a monthly amount of $100,000 by the IDEQ as instalments toward the cost of treating water at the CTP. Upon receipt of an invoice from the IDEQ for actual CTP costs incurred, a reconciliation is performed relative to payments made, with an additional amount due or refund received as applicable. The Company accrues $100,000 per month based on its estimate of the monthly cost of water treatment. As of June 30, 2025, a prepaid expense of $nil (December 31, 2024: $100,000) represented the difference between the estimated cost of water treatment and net payments made by the Company to the IDEQ to date. Any balance is recognized on the condensed interim consolidated balance sheets as accounts receivable and prepaid expenses.

9. U.S. Environmental Protection Agency (“EPA”)

Effective December 19, 2021, the Company entered into an amended Settlement Agreement between the Company, Idaho Department of Environmental Quality, U.S. Department of Justice, and the EPA (the “Amended Settlement”). Upon the effectiveness of the Amended Settlement, the Company would become fully compliant with its payment obligations to these parties. The Amended Settlement modified the payment schedule and payment terms for recovery of the historical environmental response costs. Pursuant to the terms of the Amended Settlement, upon purchase of the Bunker Hill Mine and the satisfaction of financial assurance commitments (as described below), the $19,000,000 of cost recovery liabilities were to be paid by the Company to the EPA on the following dates:

Date	Amount
Within 30 days of Settlement Agreement	$2,000,000
November 1, 2024	$3,000,000
November 1, 2025	$3,000,000
November 1, 2026	$3,000,000
November 1, 2027	$3,000,000
November 1, 2028	$3,000,000
November 1, 2029	$2,000,000 plus accrued interest

In addition to the changes in payment terms and schedule, the Amended Settlement includes a commitment by the Company to secure financial assurance for the principle outstanding in the form of performance bonds or letters of credit deemed acceptable to the EPA. The financial assurance can be drawn on by the EPA in the event of non-performance by the Company of its payment obligations under the Amended Settlement (the “Financial Assurance”). The amount of the bonds will decrease over time as individual payments are made.

During the year end December 31, 2024, the Company made a $3,000,000 payment to the EPA bringing the principal of the cost recovery liability to $14,000,000 as of December 31, 2024 (compared to $17,000,000 as of December 31, 2023).

As of December 31, 2024, the Company had two payment bonds of $9,999,000 and $4,001,000 in place to secure this liability (as of December 31, 2023, the Company had two payment bonds of $9,999,000 and $5,000,000, and a $2,001,000 letter of credit, in place to secure this liability). The collateral for the payment bonds is comprised of two letters of credit of $4,475,000 in aggregate, as well as land pledged by third parties with whom the Company has entered into a financing cooperation agreement that contemplates a monthly fee of $20,000 (payable in cash or common shares of the Company, at the Company’s election). The letters of credit of $4,475,000 in aggregate are secured by cash deposits under an agreement with a commercial bank, which comprise the $4,475,000 of restricted cash shown within current assets as of December 31, 2024, compared to $6,476,000 as of December 31, 2023.

The Company recorded accretion expense on the liability of $1,975,089 for the year ended December 31, 2024, respectively, bringing the discounted, at 19.5%, net liability to $8,549,229 (previously accrued interest of $154,743) as of Decembre 31, 2024. The Company recorded accretion expense on the liability of $1,632,674 for the year ended December 31, 2023, respectively.

Water Treatment Charges – Idaho Department of Environmental Quality

Separate to the cost recovery liability outlined above, the Company is responsible for the payment of ongoing water treatment charges. Water treatment charges incurred through December 31, 2021, were payable to the EPA, and charges thereafter are payable to the IDEQ following a handover of responsibilities for the Central Treatment Plant from the EPA to the IDEQ as of that date.

The Company currently makes monthly payments of $100,000 to the IDEQ as instalments toward the cost of treating water at the Central Treatment Plant. Upon receipt of an invoice from the IDEQ for actual costs incurred, a reconciliation is performed relative to payments made, with an additional payment made or refund received as applicable. The Company accrues $100,000 per month based on its estimate of the monthly cost of water treatment. As of December 31, 2024, a prepaid expense of $100,000 (December 31, 2023: $94,582) represents the difference between the estimated cost of water treatment and net payments made by the Company to the IDEQ to date. This balance has been recognized on the consolidated balance sheets as accounts receivable and prepaid expenses and accounts payable.